Income Taxes - Effective Tax Reconciliation - (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Current tax expense	$ (246)	$ (2,140)
Net deferred tax expense	(150)	(133)
Income tax expense	$ (396)	$ (2,273)
Effective tax rate reconciliation	45.62%	32.65%